Related Party Balances and Transactions - Summary of Amount Due from/to Related Parties (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) Investment	Dec. 31, 2018 USD ($) Investment	Dec. 31, 2017 CNY (¥) Investment	Dec. 31, 2016 CNY (¥)
Related Party Transaction [Line Items]
Loan provided to related parties	¥ 5,000	$ 727		¥ 16,071
Hangzhou Yunyou
Related Party Transaction [Line Items]
Loan provided to related parties	¥ 5,000
Loan interest rate	15.00%	15.00%
Loan maturity date	Apr. 30, 2019	Apr. 30, 2019
Huaying Fund
Related Party Transaction [Line Items]
Number of long-term investments disposed | Investment	1	1	5
Gain on disposition of long-term investments	¥ 31		¥ 284